RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
SCHEDULE OF FINANCIAL ASSETS MEASURED AT FAIR VALUE ON A RECURRING BASIS

Financial assets measured at fair value on a recurring basis are summarized below and disclosed on the consolidated balance sheet as of June 30, 2024:

	Fair Value Measurement Using			Amount at
	Level 1	Level 2	Level 3	Fair Value
June 30, 2024
Assets
Warrants – SHRG	$-	$137,500	$-	$137,500
Convertible loans receivable – SHRG	-	868,593	-	$868,593

Total Investment in securities at Fair Value	$-	$1,006,093	$-	$1,006,093

SCHEDULE OF FAIR VALUE WEIGHTED AVERAGE ASSUMPTIONS

The fair value of the SHRG warrants under level 2 category as of June 30, 2024 was calculated using a binomial option pricing model valued with the following weighted average assumptions:

June 30, 2024

Stock price	$0.0020
Exercise price	$0.0012
Risk free interest rate	4.40%
Annualized volatility	141.48%
Dividend Yield	$0.00%
Year to maturity	4.71

The Company has elected to recognize the convertible loan at fair value and therefore there was no further evaluation of embedded features for bifurcation. The Company engaged third party valuation firm to perform the valuation of convertible loans. The fair value of the convertible loans is calculated using the binomial tree model based on probability of remaining as straight debt using discounted cash flow with the following assumptions:

	June 30, 2024
CN#	1	2	3
Issued date	March 18, 2024	May 9, 2024	June 6, 2024
Risk-free interest rate	4.608%	4.579%	4.564%
Expected life	2.71 year	2.86 year	2.93 year
Discount rate	6.00%	8.00%	8.00%
Expected volatility	141.662%	141.662%	141.662%
Expected dividend yield	0%	0%	0%
Fair value	$310,362	$282,486	$275,745